LEASES - Summary of Supplemental Cash Flow Related to Leases - 10-K (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash paid for amounts included in the measurement of operating lease liabilities	$ 116,026	$ 88,175	$ 194,925	$ 143,683	$ 86,717
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,476	330	1,113	546	87
Financing cash paid for amounts included in the measurement of finance lease liabilities	438	1,065	1,708	2,088	300
Right-of-use asset obtained in exchange for lease liabilities:
Operating lease right-of-use assets obtained in exchange for lease liabilities	259,201	557,412	805,866	99,843	916,823
Financing lease right-of-use assets obtained in exchange for lease liabilities	$ 0	$ 2,028	$ 5,521	$ 0	$ 34,960